BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Common stock shares redemption	0	14,461,820
Common stock shares redemption price per share	$ 0	$ 10.44
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	1,000,000	1,000,000
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common Class A [Member]
Common stock Par value	$ 0.0001	$ 0.0001
Common stock, authorized shares	100,000,000	100,000,000
Common stock, issued shares	10,392,472	1,063,180
Common stock, outstanding shares	10,392,472	1,063,180
Common Class B [Member]
Common stock Par value	$ 0.0001	$ 0.0001
Common stock, authorized shares	15,000,000	15,000,000
Common stock, issued shares	3,881,250	3,881,250
Common stock, outstanding shares	3,881,250	3,881,250